employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income
Total	$ (177)	$ (809)
Pension plans
Other comprehensive income
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(734)	(53)
Pension plans | Present value of the defined benefit obligations
Employee benefits expense
Benefits earned for current service	(111)	(120)
Benefits earned for past service	(3)	(6)
Total	(114)	(126)
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	(299)	(261)
Total	299	261
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	(141)	(456)
Changes in plan financial assumptions	2,242	657
Total	2,101	201
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS	(474)	(474)
EFFECTS OF BUSINESS ACQUISITION	(4)
PLAN ACCOUNT BALANCES
Change in period	2,158	288
Balance at beginning of period	(10,233)	(10,521)
Balance at end of period	(8,075)	(10,233)
Pension plans | Present value of the defined benefit obligations | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of period	(8,688)
Balance at end of period	(6,878)	(8,688)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	(1,545)
Balance at end of period	(1,197)	(1,545)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(1,286)
Balance at end of period	(996)	(1,286)
Pension plans | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(259)
Balance at end of period	(201)	(259)
Pension plans | Plan assets
Employee benefits expense
Employees' contributions	18	18
Administrative fees	(5)	(5)
Total	13	13
Financing costs
Notional income on plan assets and interest on defined benefit obligations accrued	296	238
Interest effect on asset ceiling limit	(5)	(3)
Total	(291)	(235)
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	(1,197)	661
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(734)	(53)
Total	(1,931)	608
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions	44	53
BENEFITS PAID BY PLANS	474	474
EFFECTS OF BUSINESS ACQUISITION	4
PLAN ACCOUNT BALANCES
Change in period	(2,053)	435
Balance at beginning of period	10,043	9,608
Balance at end of period	7,990	10,043
Pension plans | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of period	9,141
Balance at end of period	7,185	9,141
Pension plans | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	902
Balance at end of period	805	902
Pension plans | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	902
Balance at end of period	805	902
Pension plans | Net
Employee benefits expense
Total	(101)	(113)
Financing costs
Total	8	26
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME	(109)	(139)
Other comprehensive income
Total	170	809
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME	61	670
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions	44	53
PLAN ACCOUNT BALANCES
Change in period	105	723
Balance at beginning of period	(190)	(913)
Balance at end of period	(85)	(190)
Pension plans | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Balance at beginning of period	453
Balance at end of period	307	453
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	(643)
Balance at end of period	(392)	(643)
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(384)
Balance at end of period	(191)	(384)
Pension plans | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(259)
Balance at end of period	$ (201)	$ (259)